Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Nationwide Nasdaq-100® Risk-Managed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Nationwide Nasdaq-100® Risk-Managed Income ETF NAV
Account Value	$ 14,504	$ 11,397	$ 9,961	$ 13,122	$ 11,972
Nationwide Nasdaq-100® Risk-Managed Income ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nationwide Nasdaq-100® Risk-Managed Income ETF Market
Account Value	$ 14,493	11,384	9,982	13,132	11,988
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 23,542	$ 18,493	$ 14,511	$ 18,283	$ 14,108